37. Financial instruments and risk management (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments And Risk Management Details 8
Total borrowings and derivatives	R$ 4,642,617	R$ 6,584,333
Leasing - Liabilities	1,887,172	1,802,238
Lease - Assets	(205,331)	(204,762)
Debts with ANATEL	98,451	147,219
Less: Cash and cash equivalents	2,960,718	5,128,186	R$ 6,100,403	R$ 5,232,992
Foreign exchange fund	0	(479,953)
FIC (Note 5)	(765,614)	0
Net Debt - Unaudited	2,696,577	2,720,889
EBITDA	R$ 5,947,023	R$ 5,209,368
Financial leverage ratio	45.00%	52.00%
Reconciliation to net income for the year
Net Income for the year	R$ 1,234,507	R$ 750,427
Depreciation and amortization	4,013,671	3,785,172
Financial results, net	497,836	410,880	250,407
Income and social contribution taxes	201,009	262,889	R$ 915,591
EBITDA	R$ 5,947,023	R$ 5,209,368